Summary of Significant Accounting Policies - Property, plant and equipment (Details)	Dec. 31, 2024
Buildings | Minimum
Summary of Significant Accounting Policies
Estimated useful lives	10 years
Buildings | Maximum
Summary of Significant Accounting Policies
Estimated useful lives	20 years
Machinery and equipment | Minimum
Summary of Significant Accounting Policies
Estimated useful lives	5 years
Machinery and equipment | Maximum
Summary of Significant Accounting Policies
Estimated useful lives	10 years
Furniture, fixtures and office equipment
Summary of Significant Accounting Policies
Estimated useful lives	5 years
Motor vehicles
Summary of Significant Accounting Policies
Estimated useful lives	5 years